STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021	Aug. 30, 2022	Aug. 11, 2022	Jul. 08, 2022	Dec. 31, 2016
Common stock shares issued							6,000,000,000
Common stock shares issued	522,734,247
Gross proceeds	$ 4,939,161
Net proceeds	4,657,979
Iissuance costs	282,182
Share based compensation	0	$ 0	$ 0	$ 362,084
Warrant holder exchange					955,000,000
Promissory note	30,506,346		26,233,598		$ 3,000,000			$ 47,704
Bearing interest					15.00%
Fair value warrants					2,960,500
Debt discount	$ 433,932		$ (0)	$ 697,276	$ 39,500
Minimum [Member]
Maximum number of shares applicable						5,000,000
Maximum [Member]
Maximum number of shares applicable						100,000,000